AMG GW&K International Small Cap Fund
Schedule of Portfolio Investments (unaudited)
August 31, 2022
	Shares	Value
Common Stocks - 96.0%
Communication Services - 4.3%
Embracer Group AB (Sweden)*,1	52,794	$327,559
Enad Global 7 AB (Sweden)*	119,783	167,796
Nihon Falcom Corp. (Japan)	41,925	380,653
Paradox Interactive AB (Sweden)	31,800	499,916

Total Communication Services		1,375,924
Consumer Discretionary - 8.4%
Garrett Motion, Inc. (Switzerland)*,1	66,215	456,221
Gift Holdings, Inc. (Japan)	22,437	487,054
Hamee Corp. (Japan)[1]	47,508	369,577
Max Stock, Ltd. (Israel)	170,857	277,899
Mazda Motor Corp. (Japan)	52,655	466,318
MIPS AB (Sweden)	4,865	219,226
Yossix Holdings Co., Ltd. (Japan)	25,904	427,380

Total Consumer Discretionary		2,703,675
Consumer Staples - 8.4%
Becle SAB de CV (Mexico)	244,100	497,493
Grupo Herdez SAB de CV (Mexico)	174,381	282,693
Hilton Food Group PLC (United Kingdom)	37,890	425,811
Kusuri no Aoki Holdings Co., Ltd. (Japan)	9,375	413,541
Nissin Foods Co. Ltd. (Hong Kong)	497,750	399,005
Royal Unibrew A/S (Denmark)	4,996	374,300
Sarantis, S.A. (Greece)	50,854	308,850

Total Consumer Staples		2,701,693
Energy - 1.9%
Diversified Energy Co. PLC (United States)	396,100	609,238
Financials - 2.6%
Omni Bridgeway, Ltd. (Australia)*	268,751	831,802
Health Care - 7.2%
Arjo AB, Class B (Sweden)	64,112	287,941
Ergomed PLC (United Kingdom)*	33,802	437,933
Haw Par Corp., Ltd. (Singapore)	58,200	455,151
Renalytix PLC (United States)*	63,656	68,589
Renalytix PLC, ADR (United States)*	34,048	70,820
Riverstone Holdings, Ltd. (Singapore)	682,600	351,692
Sedana Medical AB (Sweden)*	66,618	156,374
Siegfried Holding AG (Switzerland)	626	499,557

Total Health Care		2,328,057
Industrials - 36.0%
Alconix Corp. (Japan)	39,200	398,747
Alliance Global Group, Inc. (Philippines)	2,940,530	525,123
Calian Group, Ltd. (Canada)	9,782	448,079
	Shares	Value

Clarkson PLC (United Kingdom)	12,686	$443,391
Creek & River Co., Ltd. (Japan)	35,200	609,185
Delta Plus Group (France)	6,213	439,958
DMG Mori Co., Ltd. (Japan)	33,200	430,885
Fluidra, S.A. (Spain)	13,847	221,478
FULLCAST Holdings Co., Ltd. (Japan)	31,100	544,150
GVS S.P.A. (Italy)*,2	49,312	445,143
Hardwoods Distribution, Inc. (Canada)	23,249	522,565
Hosokawa Micron Corp. (Japan)	17,950	338,853
Howden Joinery Group PLC (United Kingdom)	50,770	335,684
Inabata & Co., Ltd. (Japan)	24,000	419,963
Nippon Concept Corp. (Japan)	38,721	497,542
Nippon Parking Development Co., Ltd. (Japan)	357,375	413,058
Nisso Corp. (Japan)	79,300	324,235
Rheinmetall AG (Germany)	4,070	646,092
Richelieu Hardware, Ltd. (Canada)	17,350	463,820
RS Group PLC (United Kingdom)	36,400	457,898
Senshu Electric Co., Ltd. (Japan)	15,870	636,280
SITC International Holdings Co., Ltd. (Hong Kong)	128,500	325,855
Stabilus, SE (Luxembourg)	7,946	406,426
Ten Pao Group Holdings, Ltd. (China)	1,983,700	362,782
UT Group Co., Ltd. (Japan)	29,900	595,541
Yamazen Corp. (Japan)	53,275	356,751

Total Industrials		11,609,484
Information Technology - 11.4%
Ai Holdings Corp. (Japan)	28,950	442,807
Argo Graphics, Inc. (Japan)	21,625	601,817
Digital Hearts Holdings Co., Ltd. (Japan)	45,375	598,549
Digital Information Technologies Corp. (Japan)	47,946	537,670
Esprinet S.P.A. (Italy)	52,208	355,131
Kitron A.S.A. (Norway)	337,256	675,446
Micro-Star International Co., Ltd. (Taiwan)	122,500	458,594

Total Information Technology		3,670,014
Materials - 10.6%
Corticeira Amorim SGPS, S.A. (Portugal)[1]	49,498	500,415
Eagle Cement Corp. (Philippines)	2,204,635	559,845
Elopak A.S.A. (Norway)	184,900	372,113
Hill & Smith Holdings PLC (United Kingdom)	30,441	367,756
Huhtamaki Oyj (Finland)	15,616	546,827
Marshalls PLC (United Kingdom)	64,088	248,545
Mayr Melnhof Karton AG (Austria)	2,774	414,178
Vidrala, S.A. (Spain)	6,514	412,342

Total Materials		3,422,021

AMG GW&K International Small Cap Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Real Estate - 5.2%
Altus Group, Ltd. (Canada)	12,887	$503,372
Far East Consortium International, Ltd. (Hong Kong)	1,685,140	534,068
Patrizia AG (Germany)	22,887	289,804
VIB Vermoegen AG (Germany)	14,074	359,232

Total Real Estate		1,686,476

Total Common Stocks (Cost $39,654,396)		30,938,384

Principal Amount
Short-Term Investments - 4.8%
Joint Repurchase Agreements - 3.1%[3]
RBC Dominion Securities, Inc., dated 08/31/22, due 09/01/22, 2.300% total to be received $992,257 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 4.500%, 04/30/24 - 08/20/52, totaling $1,012,038)	$992,194	992,194
	Principal Amount	Value
Repurchase Agreements - 1.7%
Fixed Income Clearing Corp., dated 08/31/2022, due 09/01/2022, 2.13% total to be received $550,033 (collateralized by U.S. Treasuries, 0.375%, 07/15/27, totaling $561,051)	$550,000	$550,000

Total Short-Term Investments (Cost $1,542,194)		1,542,194
Total Investments - 100.8% (Cost $41,196,590)		32,480,578
Other Assets, less Liabilities - (0.8)%		(255,031)
Net Assets - 100.0%		$32,225,547

*	Non-income producing security.
[1]	Some of these securities, amounting to $986,145 or 3.1% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2022, the value of this security amounted to $445,143 or 1.4% of net assets.
[3]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

ADR	American Depositary Receipt

AMG GW&K International Small Cap Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of August 31, 2022:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Industrials	$1,434,464	$10,175,020	—	$11,609,484
Information Technology	—	3,670,014	—	3,670,014
Materials	1,432,373	1,989,648	—	3,422,021
Consumer Discretionary	456,221	2,247,454	—	2,703,675
Consumer Staples	780,186	1,921,507	—	2,701,693
Health Care	422,512	1,905,545	—	2,328,057
Real Estate	793,176	893,300	—	1,686,476
Communication Services	—	1,375,924	—	1,375,924
Financials	—	831,802	—	831,802
Energy	609,238	—	—	609,238
Short-Term Investments
Joint Repurchase Agreements	—	992,194	—	992,194
Repurchase Agreements	—	550,000	—	550,000
Total Investments in Securities	$5,928,170	$26,552,408	—	$32,480,578

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.
For the period ended August 31, 2022, there were no transfers in or out of Level 3.
The country allocation in the Schedule of Portfolio Investments at August 31, 2022, was as follows:
Country	% of Long-Term Investments
Australia	2.7
Austria	1.3
Canada	6.3
China	1.2
Denmark	1.2
Finland	1.8
France	1.4
Germany	4.2
Greece	1.0
Hong Kong	4.1
Israel	0.9
Italy	2.6
Japan	33.2
Luxembourg	1.3
Country	% of Long-Term Investments
Mexico	2.5
Norway	3.4
Philippines	3.5
Portugal	1.6
Singapore	2.6
Spain	2.0
Sweden	5.4
Switzerland	3.1
Taiwan	1.5
United Kingdom	8.8
United States	2.4
100.0

AMG GW&K International Small Cap Fund
Schedule of Portfolio Investments (continued)
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at August 31, 2022, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$986,145	$992,194	$45,397	$1,037,591
The following table summarizes the securities received as collateral for securities lending at August 31, 2022:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.125%-4.750%	05/15/24-08/15/48
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.